Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly

Innovator Emerging Markets 10 Buffer ETF™ – Quarterly

Innovator Growth Accelerated ETF® – Quarterly

Innovator International Developed 10 Buffer ETF™ – Quarterly

Innovator Nasdaq-100® 10 Buffer ETF™ – Quarterly

Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly

Innovator U.S. Equity 10 Buffer ETF™ – Quarterly

Innovator U.S. Equity Accelerated ETF® – Quarterly

Innovator U.S. Small Cap 10 Buffer ETF™ – Quarterly

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus
Dated February 28, 2025 or March 5, 2025

December 23, 2025

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period of approximately three months. The current Outcome Period will end on December 31, 2025, and each Fund will commence a new Outcome Period that will begin on January 1, 2026 and end on March 31, 2026. Each Fund’s Cap will not be determined until the start of the new Outcome Period. At the commencement of the new Outcome Period, each Fund will file a supplement to its prospectus that will include the actual Cap for the new Outcome Period, which may be higher or lower than the estimated Cap ranges set forth below. For the upcoming Outcome Period, it is currently expected that the Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly will not have a Cap on upside returns, and accordingly, the Fund will participate in uncapped returns of the iShares 20+ Year Treasury Bond ETF. As of December 23, 2025, the expected range of each Fund’s Cap is set forth below.

Fund Name	Ticker	Estimated Cap Range
Innovator Emerging Markets 10 Buffer ETF™– Quarterly	EBUF	1.72% – 3.72% (1.49% – 3.49% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator Growth Accelerated ETF® – Quarterly	XDQQ	7.42% – 9.42% (7.22% – 9.22% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator International Developed 10 Buffer ETF™– Quarterly	IBUF	1.33% – 3.33% (1.11% – 3.11% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator Nasdaq-100® 10 Buffer ETF™– Quarterly	QBUF	3.63% – 4.62% (3.43% – 4.42% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator U.S. Equity 5 to 15 Buffer ETF™– Quarterly	EALT	5.47% – 6.47% (5.29% – 6.29% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator U.S. Equity 10 Buffer ETF™– Quarterly	ZALT	3.07% – 3.67% (2.89% – 3.49% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator U.S. Equity Accelerated ETF® – Quarterly	XDSQ	5.60% – 7.60% (5.40% – 7.40% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator U.S. Small Cap 10 Buffer ETF™– Quarterly	RBUF	3.72% – 4.71% (3.52% – 4.51% after taking into account the Fund’s unitary management fee for the Outcome Period)

Please Keep This Supplement With Your Prospectus For Future Reference